SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Estimated Useful Lives of Property, Plant and Equipment) (Details)	12 Months Ended
Jun. 30, 2014
Buildings and leasehold improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	10 years
Buildings and leasehold improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	40 years
Land improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	10 years
Land improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	30 years
Machinery and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years
Machinery and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	15 years
Computer equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years
Computer equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years
Capitalized software costs [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years
Capitalized software costs [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	7 years